DESCRIPTION OF TCPL'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2015 plant segment Bcf facility mi km
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business segments in which the entity operates | segment	3
Investments of regulated natural gas pipelines (in kilometers) | km	67,300
Investments of regulated natural gas pipelines (in miles) | mi	41,900
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	250
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,247
Wholly owned and operated crude oil pipeline systems (in miles) | mi	2,639
Number of electrical power generation plants | plant	19
Number of non-regulated natural gas storage facilities | facility	2